Discontinued operations - Revenue and Expenses of the Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Loss on sale of assets	$ 0	$ 0	$ 32
Net income (loss) from discontinued operations	(32,055)	9,427	(1,300)
Discontinued Operations, Disposed of by Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	160,004	261,601	263,645
Cost of revenue	126,861	206,853	215,067
Gross profit	33,143	54,748	48,578
Operating expenses:
Research and development	6,763	12,055	13,166
General and administrative	8,313	16,955	19,128
Sales and marketing	6,006	9,967	10,436
Foreign exchange loss	2,166	21	2,935
Depreciation and amortization	1,509	2,707	3,145
Operating Expenses	24,757	41,705	48,842
Income (loss) from discontinued operations	8,386	13,043	(264)
Income from investment accounted for by the equity method	591	1,313	779
Loss on disposal of operations	(37,313)	0	0
Impairment of long-lived assets	(664)	0	0
Interest on long-term debt	(930)	(1,714)	(1,257)
Interest and other income, net of bank charges	429	1,248	117
Income (loss) from discontinued operations before income tax	(29,501)	13,890	(625)
Income tax expense	2,554	4,463	675
Net income (loss) from discontinued operations	$ (32,055)	$ 9,427	$ (1,300)